Label	Element	Value
Innovator Premium Income 10 Barrier ETF - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator Premium Income 10 Barrier ETF - January | S&P 500 Index, Expiration: 12/31/2024; Exercise Price: 4,240.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Innovator Premium Income 10 Barrier ETF - January | S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: 428.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 10 Barrier ETF - January | S&P 500 Index, Expiration: 12/31/2024; Exercise Price: 4,287.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)